Insurance Subsidiary Investments	12 Months Ended
Dec. 31, 2013
Insurance Subsidiary Investments [Abstract]
Insurance Subsidiary Investments

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS

The Company maintains investments, consisting principally of cash and cash equivalents, debt securities, equities and certificates of deposit for the payment of claims and expenses related to professional liability and workers compensation risks. These investments have been categorized as available-for-sale and are reported at fair value.

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS (Continued)

The cost for equities, amortized cost for debt securities and estimated fair value of the Company’s insurance subsidiary investments at December 31 follows (in thousands):

	2013						2012
	Cost	Unrealized gains		Unrealized losses		Fair value	Cost	Unrealized gains		Unrealized losses		Fair value
Cash and cash equivalents (a)	$184,239	$	−	$	−	$184,239	$140,162	$	−	$	−	$140,162
Debt securities:
Corporate bonds	20,573		50		(8)	20,615	21,352		118		(16)	21,454
Debt securities issued by U.S. government agencies	19,498		37		(8)	19,527	16,624		89		−	16,713
U.S. Treasury notes	7,636		4		(2)	7,638	6,131		3		−	6,134
Debt securities issued by foreign governments	−		−		−	−	−		−		−	−
Commercial mortgage-backed securities	−		−		−	−	−		−		−	−
	47,707		91		(18)	47,780	44,107		210		(16)	44,301
Equities by industry:
Consumer	1,534		303		(21)	1,816	2,171		599		(15)	2,755
Financial services	1,445		302		(2)	1,745	1,419		284		(86)	1,617
Industrials	1,140		326		−	1,466	2,039		331		(53)	2,317
Technology	1,214		213		−	1,427	1,482		268		(70)	1,680
Healthcare	787		186		(3)	970	1,474		179		(14)	1,639
Other	1,650		381		(35)	1,996	2,554		706		(243)	3,017
	7,770		1,711		(61)	9,420	11,139		2,367		(481)	13,025
Certificates of deposit	3,950		2		(2)	3,950	5,101		3		−	5,104
	$243,666		$1,804		$(81)	$245,389	$200,509		$2,580		$(497)	$202,592

(a)	Includes $8.5 million and $3.7 million of money market funds at December 31, 2013 and 2012, respectively.

The fair value by maturity periods at December 31, 2013 of available-for-sale investments of the Company’s insurance subsidiary follows. Equities generally do not have maturity dates.

(In thousands)	Contractual maturities
Within one year	$198,441
One year to five years	37,528
After five years	−
Equities	9,420
$245,389

Since the Company’s insurance subsidiary investments are restricted for a limited purpose, they are classified in the accompanying consolidated balance sheet based upon the expected current and long-term cash requirements of the limited purpose insurance subsidiary.

Net investment income earned by the Company’s insurance subsidiary investments follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Interest income	$1,011	$1,290	$1,399
Net amortization of premium and accretion of discount	(330)	(406)	(322)
Gains on sale of investments	3,404	123	265
Losses on sale of investments	(24)	(28)	(73)
Other-than-temporary impairments	(143)	−	(232)
Investment expenses	(118)	(115)	(119)
	$3,800	$864	$918

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS (Continued)

The available-for-sale investments of the Company’s insurance subsidiary which have unrealized losses at December 31, 2013 and 2012 are shown below. The investments are categorized by the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012.

December 31, 2013	Less than one year		One year or greater			Total
(In thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses
Debt securities:
Corporate bonds	$4,699	$8	$53	$	−	$4,752	$8
Debt securities issued by U.S. government agencies	4,916	8	−		−	4,916	8
U.S. Treasury notes	1,618	2	−		−	1,618	2
	11,233	18	53		−	11,286	18
Equities by industry:
Consumer	717	21	−		−	717	21
Healthcare	161	3	−		−	161	3
Financial services	194	2	−		−	194	2
Other	612	35	−		−	612	35
	1,684	61	−		−	1,684	61
Certificates of deposit	747	2	−		−	747	2
	$13,664	$81	$53	$	−	$13,717	$81

December 31, 2012	Less than one year		One year or greater		Total
(In thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Corporate bonds	$4,115	$7	$257	$9	$4,372	$16
Equities by industry:
Consumer	−	−	234	15	234	15
Industrials	−	−	367	53	367	53
Technology	−	−	482	70	482	70
Healthcare	78	9	188	5	266	14
Financial services	48	1	339	85	387	86
Other	343	45	416	198	759	243
	469	55	2,026	426	2,495	481
	$4,584	$62	$2,283	$435	$6,867	$497

The unrealized losses on equities totaling $0.1 million at December 31, 2013 and $0.5 million at December 31, 2012 were due generally to market fluctuations. Accordingly, the Company believes these unrealized losses are temporary in nature.

The Company’s investment policy governing insurance subsidiary investments precludes the investment portfolio managers from selling any security at a loss without prior authorization from the Company. The investment managers also limit the exposure to any one issue, issuer or type of investment. The Company intends, and has the ability, to hold insurance subsidiary investments for a long duration without the necessity of selling securities to fund the underwriting needs of its insurance subsidiary. This ability to hold securities allows sufficient time for recovery of temporary declines in the market value of equity securities and the par value of debt securities as of their stated maturity date.

The Company considered the severity and duration of its unrealized losses at December 31, 2013 and recognized a $0.1 million pretax other-than-temporary impairment during 2013 for various investments held in its insurance subsidiary investment portfolio. The Company recognized $0.2 million pretax other-than-temporary impairments in 2011 for various investments held in its insurance subsidiary investment portfolio. These investments were determined to be impaired after considering the duration of the declines in value and the likelihood of near term price recovery of each investment. Because the Company considered the remaining unrealized losses at December 31, 2013 and 2012 to be temporary, the Company did not record any additional impairment losses related to these investments.

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS (Continued)

As a result of deterioration in professional liability and workers compensation underwriting results of the Company’s limited purpose insurance subsidiary in 2012 and 2011, the Company made capital contributions of $14.2 million and $8.6 million in 2013 and 2012, respectively, to its limited purpose insurance subsidiary. Conversely, as a result of improved professional liability underwriting results of the Company’s limited purpose insurance subsidiary in 2010, the Company received a distribution of $3.5 million in 2011 from its limited purpose insurance subsidiary. These transactions were completed in accordance with applicable regulations. Neither the capital contributions nor the distribution had any impact on earnings.